Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued expenses [Abstract]
Operating expenses	$ 228,964	$ 258,743
General expenses	96,987	207,210
Purchased services	11,535	21,271
Taxes payable	33,700	73,507
Salaries and wages	4,178	4,122
Others	14,968	23,618
Accounts payable and accrued expenses	$ 390,332	$ 588,471